Subsequent events	12 Months Ended
Dec. 31, 2024
Subsequent events
Subsequent events

34       Subsequent events

PDS – Concession agreement

On February 10, 2025, the International Airport of Durazno “Santa Bernardina” was taken over by PDS according to the conditions established in the concession agreement amended on November 8, 2021, being the last of the New airports to be taken over.